USAA                          USAA MUTUAL FUND, INC.
EAGLE                             INCOME FUND
LOGO
                       SUPPLEMENT DATED JANUARY 19, 2000
                               TO THE PROSPECTUS
                             DATED DECEMBER 1, 1999

After 29 years of service with USAA Investment Management Company, John W. Saunders, Jr., the Fund's portfolio manager, will be retiring on January 31, 2000. Page 9 of the Prospectus under the heading "Portfolio Manager" is amended to reflect the following change effective February 1, 2000.

PORTFOLIO MANAGER

MARGARET "DIDI"  WEINBLATT,  Vice President of Mutual Fund Portfolios,  assumes
portfolio  management   responsibilities  of  the  Income  Fund  replacing  Mr.
Saunders.

Ms. Weinblatt has 20 years investment management experience and became a member of our portfolio management team in January 2000. Prior to joining us she worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to June 1998; and Neuberger & Berman from 1986 to October 1995. Ms. Weinblatt earned the Chartered Financial Analyst designation in 1985 and is a member of the Association for Investment Management and Research and the New York Society of Securities Analysts. She holds a Ph.D. and MA from the University of Pennsylvania and a BA from Radcliffe College.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                 35391-0100
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USAA                         USAA MUTUAL FUND, INC.
EAGLE                          INCOME STOCK FUND
LOGO
                       SUPPLEMENT DATED JANUARY 19, 2000
                               TO THE PROSPECTUS
                             DATED DECEMBER 1, 1999

The first sentence under "Dividends and Distributions" on page 16 of the prospectus should be corrected to read as follows:

The Fund pays net investment income dividends quarterly.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 35523-0100

USAA                         USAA MUTUAL FUND, INC.
EAGLE                         GROWTH & INCOME FUND
LOGO
                       SUPPLEMENT DATED JANUARY 19, 2000
                               TO THE PROSPECTUS
                             DATED DECEMBER 1, 1999

The first sentence under "Dividends and Distributions" on page 15 of the prospectus should be corrected to read as follows:

The Fund pays net investment income dividends quarterly.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 35524-0100